Segmental analysis - Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022		Jan. 01, 2022
Schedule of Operating Segments [Line Items]
Segment external assets	£ 882,804	£ 873,394	[1]	£ 881,257
Segment customer deposits	469,813	475,331	[1]	476,344
Segment external liabilities	838,322	829,483	[1]	£ 830,040
Retail
Schedule of Operating Segments [Line Items]
Segment external assets	372,926	372,485
Segment customer deposits	305,887	310,765
Segment external liabilities	310,501	314,091
Commercial Banking
Schedule of Operating Segments [Line Items]
Segment external assets	155,267	147,477
Segment customer deposits	163,580	163,828
Segment external liabilities	210,147	202,070
Insurance, Pensions and Investments
Schedule of Operating Segments [Line Items]
Segment external assets	173,647	170,777
Segment customer deposits	0	0
Segment external liabilities	169,088	168,357
Other
Schedule of Operating Segments [Line Items]
Segment external assets	180,964	182,655
Segment customer deposits	346	738
Segment external liabilities	£ 148,586	£ 144,965

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.